PARENT COMPANY DISCLOSURES - Company Cash Flow Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax		£ 6,928	£ 6,902	[1]	£ 1,226	[1]
Change in other assets		201	1,447		25
Net cash provided by operating activities		22,011	6,758	[1]	28,153	[1]
Cash flows from investing activities
Net cash provided by (used in) investing activities		510	(2,545)	[1]	(4,000)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,475)	(877)	[1]	0	[1]
Distributions on other equity instruments		(438)	(429)	[1]	(453)	[1]
Interest paid on subordinated liabilities		(603)	(1,303)	[1]	(1,095)	[1]
Proceeds from issue of subordinated liabilities		838	499	[1]	0	[1]
Proceeds from issue of other equity instruments		(745)	0	[1]	0	[1]
Proceeds from issue of ordinary shares		31	25	[1]	144	[1]
Share buyback		(2,013)	0	[1]	0	[1]
Repayment of subordinated liabilities		(2,216)	(1,056)	[1]	(3,874)	[1]
Repurchases and redemptions of other equity instruments		(1,395)	0	[1]	0	[1]
Net cash used in financing activities		(6,613)	(3,234)	[1]	(5,319)	[1]
Change in cash and cash equivalents		16,635	1,049	[1]	18,638	[1]
Cash and cash equivalents at beginning of year	[1]	79,194	78,145		59,507
Cash and cash equivalents at end of year		95,829	79,194	[1]	78,145	[1]
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax		1,331	3,893		1,257
Fair value and exchange adjustments and other non-cash items		21	1,134		(512)
Change in other assets		(177)	(7,028)		(1,815)
Change in other liabilities and other items		1,626	(3,322)		6,401
Dividends received		(1,120)	(3,600)		(1,135)
Distributions on other equity instruments received		(338)	(423)		(492)
Tax received		27	2		0
Net cash provided by operating activities		1,370	(9,344)		3,704
Cash flows from investing activities
Return of capital contribution		4	4		4
Dividends received		1,120	3,600		1,135
Distributions on other equity instruments received		338	423		492
Acquisitions of and capital injections to subsidiaries		(250)	(3,209)		(1,170)
Return of capital by subsidiaries		0	4,130		0
Amounts advanced to subsidiaries		(3,148)	(974)		(5,827)
Repayment of loans to subsidiaries		4,234	6,727		2,004
Interest received on loans to subsidiaries		408	461		261
Net cash provided by (used in) investing activities		2,706	11,162		(3,101)
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,475)	(877)		0
Distributions on other equity instruments		(438)	(429)		(453)
Interest paid on subordinated liabilities		(370)	(793)		(316)
Proceeds from issue of subordinated liabilities		838	499		0
Proceeds from issue of other equity instruments		745	0		0
Proceeds from issue of ordinary shares		31	25		144
Share buyback		(2,013)	0		0
Repayment of subordinated liabilities		0	(200)		0
Repurchases and redemptions of other equity instruments		(1,396)	0		0
Net cash used in financing activities		(4,078)	(1,775)		(625)
Change in cash and cash equivalents		(2)	43		(22)
Cash and cash equivalents at beginning of year		50	7		29
Cash and cash equivalents at end of year		£ 48	£ 50		£ 7

[1]	1 Restated, see page F-16.